NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 16,214	$ 15,140
Deferred Financing Costs and Other on Subsidiary Borrowings	(66)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,596
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	733
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	471
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,716
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	5,419
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	5,345
Total Principal repayments on Subsidiary Borrowings	16,280
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	6,882	6,702
Deferred Financing Costs and Other on Subsidiary Borrowings	(32)
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	893
Real Estate | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	377
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	377
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	999
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,229
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,039
Total Principal repayments on Subsidiary Borrowings	6,914
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,832	2,546
Deferred Financing Costs and Other on Subsidiary Borrowings	(11)
Renewable Power | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	183
Renewable Power | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	302
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	377
Renewable Power | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,981
Total Principal repayments on Subsidiary Borrowings	2,843
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,911	3,666
Deferred Financing Costs and Other on Subsidiary Borrowings	(21)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,517
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	340
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	750
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,325
Total Principal repayments on Subsidiary Borrowings	4,932
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,589	$ 2,226
Deferred Financing Costs and Other on Subsidiary Borrowings	(2)
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3
Private Equity | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	54
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	94
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,440
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	$ 1,591